CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Number of shares issued	135,099,174	112,224,174
Number of shares outstanding	135,099,174	112,224,174